Commitments and contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Commitments and contingencies
2024	¥ 4,913
2025	4,680
2026	3,650
Future minimum payments operating leases	¥ 13,243